Submission	Jun. 17, 2026
Submission [Line Items]
Central Index Key	0001001838
Registrant Name	Southern Copper Corporation
Registration File Number	333-296778
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A